SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, Balance	$ 4,488	$ 4,463
Additions		25
Cost, Balance	4,488	4,488
Accumulated Depreciation, Balance	1,913	1,021
Amortization	223	892
Accumulated Depreciation, Balance	2,136	1,913
Carrying Amounts, Balance	$ 2,352	$ 2,575